Acquisitions - Schedule of Fair Value of Purchase Price (Details) (10K)	Oct. 05, 2018 USD ($)
Business Combinations [Abstract]
Fair value of stock at closing	$ 2,682,918
Cash at closing	300,000
Convertible promissory note	700,000
Purchase price	$ 3,682,918